SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (Ministry of Finance and the State Administration of Taxation)	12 Months Ended	4 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 VAT Rate one (as a percent)	Dec. 31, 2012 VAT Rate two (as a percent)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Value-added tax rate on product sales and services (as a percent)	17.00%
Value-added tax rate, pilot program (as a percent)		6.00%	3.00%